Unsecured Promissory Notes and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Unsecured Promissory Notes and Warrants

Note 11 - Unsecured Promissory Notes and Warrants

In June 2016, the Company entered into a Note and Warrant Agreement (the “Note and Warrant Agreement”) with new creditors as well as existing stockholders under which the Company issued unsecured promissory notes and warrants resulting in total gross proceeds to the Company of approximately $1,187,000. The outstanding principal under the notes accrued interest at a rate of 11% per annum. The notes required the Company to make interest only payments on a semi-annual basis, with all outstanding principal under the notes being repayable in cash on the third anniversary of the date of issuance. In addition to the notes, the Company issued warrants to purchase approximately 2.4 million shares of the Company’s common stock. The portion of the gross proceeds allocated to the warrants, approximately $393,000, was accounted for as additional paid-in capital resulting in a debt discount. The debt discount, which included approximately $9,000 of debt issuance costs in addition to the fair value of the warrants, was being amortized to interest expense using the effective interest method in accordance with ASC 835 over the term of the Note and Warrant Agreement.

On March 30, 2018, the principal balance of the notes, along with the remaining accrued interest of approximately $43,000, was repaid in full. The remaining debt discount of approximately $199,000 was recorded as loss on extinguishment of debt in the Company’s consolidated statements of operations and comprehensive loss for the three months ended March 31, 2018.

For the three months ended March 31, 2018, approximately $34,000 was recognized as amortization of debt discount and is included in interest expense on the consolidated statement of operations and comprehensive loss. For the three months ended March 31, 2018, approximately $30,000 of interest expense was incurred.

For the three months ended March 31, 2018, the amount of interest expense recognized related to related parties comprised of entities controlled by a member of management and by Lambda Investors, LLC (“Lambda”), the Company’s largest shareholder, was approximately $1,000.

Note 13 - Unsecured Promissory Notes and Warrants

In June 2016, the Company entered into a Note and Warrant Agreement (the “Note and Warrant Agreement”) with new creditors as well as existing stockholders under which the Company issued unsecured promissory notes and warrants resulting in total gross proceeds to the Company of approximately $1,187,000. The outstanding principal under the notes accrued interest at a rate of 11% per annum. The notes required the Company to make interest only payments on a semi-annual basis, with all outstanding principal under the notes being repayable in cash on the third anniversary of the date of issuance. In addition to the notes, the Company issued warrants to purchase approximately 2.4 million shares of the Company’s common stock. The portion of the gross proceeds allocated to the warrants, approximately $393,000, was accounted for as additional paid-in capital resulting in a debt discount. The debt discount, which included approximately $9,000 of debt issuance costs in addition to the fair value of the warrants, was being amortized to interest expense using the effective interest method in accordance with ASC 835 over the term of the Note and Warrant Agreement. As of December 31, 2017, the portion of the outstanding notes held by related parties comprised of persons controlled by a member of management and by Lambda Investors LLC (“Lambda”), a significant shareholder, amounted to $30,000 and $300,000, respectively. On March 30, 2018, the principal balance of the notes, along with the remaining accrued interest of approximately $43,000, was repaid in full. While the notes were outstanding, approximately $195,000 of interest was paid to noteholders. The remaining debt discount of approximately $199,000 was recorded as loss on extinguishment of debt in the Company’s consolidated statements of operations and comprehensive loss.

For the years ended December 31, 2018 and 2017, approximately $34,000 and $116,000, respectively, was recognized as amortization of debt discount and is included in interest expense on the consolidated statement of operations and comprehensive loss.

For the years ended December 31, 2018 and 2017, approximately $30,000 and $133,000, respectively, of interest expense was incurred.

For the year ended December 31, 2018, the amount of interest expense recognized related to related parties comprised of entities controlled by a member of management and by Lambda was approximately $1,000 and $8,000, respectively. For the year ended December 31, 2017, the amount of interest expense recognized related to related parties comprised of entities controlled by a member of management and by Lambda was approximately $3,000 and $33,000, respectively.